Loan from Related Party	12 Months Ended
Dec. 31, 2023
Loan from Related Party [Abstract]
LOAN FROM RELATED PARTY

NOTE 13 — LOAN FROM RELATED PARTY:

In August 2022, the Company received a $250 thousand loan from Medigus bearing an interest rate of 8% per annum, to be repaid upon the earlier of (i) August 4, 2024, (ii) the date the Company closes an equity financing round, which would include IPO, (iii) the date on which the Company will receive a bank financing or (iv) the occurrence of certain events of default. On October 30, 2022, the Company terminated the Medigus Loan and repaid the balance of $250 thousand plus the accrued interest ($4,876), in accordance with the loan agreement. On October 30, 2022, the Company entered into the Credit Facility Agreement with Medigus to borrow from time to time amounts from Medigus for the purposes of financing the ongoing activities and the payment of certain expenses in connection with the IPO Pursuant to the Credit Facility Agreement, as of October 30, 2022, Medigus made available to the Company credit facility with an aggregate initial amount of up to $625 thousand. On June 26, 2023, the Company amended the Credit Facility Agreement with Medigus to increase the amount of the Credit Facility to up to $745 thousand. As of December 31, 2022, and June 30, 2023, the Company received from Medigus $500 thousand and $745 thousand, respectively.

The Credit Facility bears no interest, and the outstanding credit shall be due and payable on the earlier of (i) one year from the date of the Credit Facility Agreement (The Company may extend such time by up to six months), (ii) the closing of the Company’s IPO or (iii) the occurrence of certain events of default. If the outstanding credit is repaid in connection with the closing of the Company’s IPO, the Company will be obligated to make a one-time payment of an additional $40,000 to Medigus.

On the borrowing date, the Company estimated the value of the benefit received based on the interest rate that the Company would be required to pay for similar unsecured loans to non-related parties. The value of the benefit was recorded within shareholders’ equity on each borrowing date. The accumulated interest expenses calculated as of December 31, 2023 and December 31, 2022 in the amount of $7,073 and $10,396 respectively, were charged to finance expenses.

The used credit facility in an aggregate amount of $745 thousand was fully repaid in August 2023, following the closing of the IPO.